Summary of significant accounting policies (Details) - Schedule of estimated useful lives of assets	12 Months Ended
Jun. 30, 2022
Performance equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	10 years
Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years